Trade and other receivables and Other non-current assets - Summary of Trade and Other Receivables (Parenthetical) (Detail) ₨ in Millions, $ in Millions		12 Months Ended
	May 21, 2019	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2020 USD ($)	Apr. 01, 2018 INR (₨)
Disclosure of detailed information about financial instruments [line items]
Fixed deposit under lien with banks		₨ 245		₨ 202	$ 3
Deposit in Site Restoration Fund		6,199		4,776	82
Investment in rehabilition trust		0		681	0
Trade receivables						₨ 53,136
Trade and other payable [member]
Disclosure of detailed information about financial instruments [line items]
Margin money included in trade and other receivables		50		14	1
Konkola Copper Mines [Member]
Disclosure of detailed information about financial instruments [line items]
Advance for supplies to related party		4,374			58
Provision for advances made to related parties		2,070			27
Konkola Copper Mines [Member] | ZCCM Investment Holdings Limited [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of equity holding	20.60%
Customer A [member]
Disclosure of detailed information about financial instruments [line items]
Outstanding trade receivables on disputes		3,871		11,354	51
Power Purchase Agreement outstanding trade receivables		12,978		10,646	172
Provision against claims raised in respect of short supply of power		2,180
Amount withheld by customer		12,480
Amount recovered in respect of claim				550
Advance petroleum profit		3,219		₨ 2,976	$ 43
Regulatory payments received		₨ 10,021	$ 133